Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	001-37875
Entity Registrant Name	FB FINANCIAL CORPORATION
Entity Central Index Key	0001649749
Entity Tax Identification Number	62-1216058
Entity Incorporation, State or Country Code	TN
Entity Address, Address Line One	1221 Broadway
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	564-1212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	FBK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false